Organization and principal activities (Details Narrative) - shares	Feb. 23, 2023	Feb. 22, 2023	Sep. 09, 2022	Jun. 29, 2017
Moonglade Investment Limited [Member]
Percentage of ownership	89.00%		100.00%
Numbe of shares issued	89
Moonglade Investment Limited [Member] | Sky Shadow Limited [Member]
Percentage of ownership				69.70%
Moonglade Investment Limited [Member] | Mr.Steven Paul Adams [Member]
Percentage of ownership				5.60%
Moonglade Investment Limited [Member] | Mr.Kevin Cox [Member]
Percentage of ownership				24.70%
Energys Group Holding Limited [Member]
Percentage of ownership	100.00%			100.00%
Numbe of shares issued	100
Percentage of ownership, before reorganization		73.00%
Percentage of ownership, after reorganization		62.00%
Energys Group Holding Limited [Member] | Sky Shadow Limited [Member]
Percentage of ownership				73.00%
Energys Group Holding Limited [Member] | Mr.Steven Paul Adams [Member]
Percentage of ownership				5.00%
Mr.Kevin Cox [Member]
Percentage of ownership				22.00%